Segment Reporting	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 19 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenue and expenses are derived in the PRC. Therefore, no geographical segments are presented.

The following table presents revenue by major revenue type for the six months ended June 30, 2022 and 2021, respectively:

	For the six months ended June 30,
	2022	2021

Sales of graphite anode materials	$9,945,459	$-
Member services	95,974	217,374
Enterprise services
-Comprehensive tailored services	93,059	1,308,326
-Sponsorship advertising services	-	1,732,402
-Consulting services	6,440	64,641
Online services	697	30,162
Other revenues	123,507	2,089,053
Revenue, net	$10,265,136	$5,441,958